Leases (Details) - Schedule of supplemental cash flow information related to leases - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from finance leases	$ 28,549	$ 20,207	$ 10,415
Financing cash flow from finance leases	581,549	770,242	119,014
Right-of-use assets obtained in exchange for lease obligations:
Finance leases	$ 151,048	$ 1,355,557